Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Institutional receivables	$ 283	$ 253
Prepaid expenses	119	322
Others	34	29
Prepaid expenses and other receivables	$ 436	$ 604